Intangible Assets, Net	12 Months Ended
Jul. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of July 31,
	2025	2026
Patents and trademarks	$169,602	$234,145
Less: accumulated amortization	(167,788)	(171,758)
Intangible assets, net	$1,814	$62,387

Amortization expenses were US$214 and US$4,291 for the years ended July 31, 2025 and 2026, respectively. For the years ended July 31, 2025 and 2026, the Group did not recognize any impairment loss.